Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 3,899,730	$ 2,206,267
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	179,857	217,090
Amortization of land use rights and yew forest assets	381,659	346,741
Loss on disposal of fixed assets	349	1,013
Stock-based compensation		2,246,907
Changes in operating assets and liabilities:
Accounts receivable	323,160	(722,170)
Accounts receivable - related party	(82,282)	(284,817)
Prepaid and other current assets	(2,515)	284
Prepaid expenses - related party	27,823	(60,209)
Inventories	(222,738)	(2,090,046)
Accounts payable	(1,008)	(1,369,280)
Accrued expenses and other payables	(65,466)	78,597
Due to related parties		(157,025)
Taxes payable	4,255	5,211
Advances from customers
NET CASH PROVIDED BY OPERATING ACTIVITIES	4,442,826	418,563
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(299,613)	(313,908)
Purchase of land use rights and yew forest assets	(3,393,082)	(392,136)
NET CASH USED IN INVESTING ACTIVITIES	(3,692,695)	(706,044)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from related party advances
Repayments for related parties advances	(210)	(63,293)
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	(210)	(63,293)
EFFECT OF EXCHANGE RATE ON CASH	22,870	5,224
NET DECREASE IN CASH	772,791	(345,550)
CASH - Beginning of year	386,821	732,371
CASH - End of year	1,159,612	386,821
Cash paid for:
Interest
Income taxes
Non-cash investing and financing activities
Shares issued for refundable common stock subscription		950,000
Due to related party in connection with purchase of yew forest assets from entity under common control	2,450,600
Excess of acquisition price over carrying value of yew forest assets purchased from entities under common control	$ 2,338,212